August 10, 2022

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, DC 20549

Re:

BNY Mellon Alcentra Global Credit Income 2024 Target Term Fund, Inc.

File No.: 811-23014

CIK No.: 0001627854

BNY Mellon Alcentra Global Multi-Strategy Credit Fund, Inc.

File No.: 811-23330

CIK No.: 0001729678

BNY Mellon High Yield Strategies Fund

(the "Funds")

File No.: 811-08703

CIK No.: 0001057861

To Whom It May Concern:

Pursuant to Rule 14a under the Securities and Exchange Act of 1934, as amended, transmitted herewith please find one copy of the preliminary proxy materials for the above-referenced Funds.

It is anticipated that proxy materials will be mailed to shareholders of record on or about August 30, 2022. The shareholder meeting is scheduled for October 13, 2022.

If you have any questions, please do not hesitate to contact me at (412) 234-2722.

Sincerely,

/s/ Lori Close
   Lori Close
Analyst/Paralegal